Interests in associates, joint ventures and other investments - Movements in Associates, Joint Ventures and Other Investments (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Movements in interests in associates and joint ventures
Beginning balance	[1]	£ 796.8	£ 1,065.2
Additions		236.6	16.7
Share of results of associates undertakings		21.2	43.5
Dividends		(33.3)	(49.7)
Other movements		1.2	1.2
Reclassification from other investments to associates			0.3
Exchange adjustments		(35.5)	12.9
Disposals		(51.5)	(304.0)
Reclassification to subsidiaries		(0.3)	16.9
Amortisation of other intangible assets		(5.6)	(4.2)
Transfer to disposal group classified as held for sale		(109.1)
Write-downs		(7.5)	(2.0)
Ending balance		813.0	796.8	[1]
Movements in interests in other investments
Beginning balance		666.7	1,153.5
Additions		18.3	35.0
Reclassification from other investments to associates			(0.3)
Disposals		(42.3)	(341.7)
Revaluation of other investments through profit or loss		9.1	68.1
Revaluation of other investments through other comprehensive income		(141.4)	(247.9)
Transfer to disposal group classified as held for sale		(12.1)
Ending balance		£ 498.3	£ 666.7

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.